FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturity within one year
Committed maturities for liability payments
Bank debt		$ 26,617
Bonds payable		25,383,339
Lease obligations		8,191,535
Contractual obligations (1)		85,354,594
Total		118,956,085
More than 1 year up to 2 years
Committed maturities for liability payments
Bonds payable		321,636,043
Lease obligations		4,949,066
Contractual obligations (1)		31,678,743
Total		358,263,852
More than 2 years up to 3 years
Committed maturities for liability payments
Bonds payable		13,915,567
Lease obligations		2,975,353
Contractual obligations (1)		9,036,380
Total		25,927,300
More than 3 years up to 4 years
Committed maturities for liability payments
Bank debt		4,000,000
Bonds payable		14,545,378
Lease obligations		2,641,096
Contractual obligations (1)		8,992,060
Total		30,178,534
More than 5 years
Committed maturities for liability payments
Bonds payable		670,564,954
Lease obligations		5,821,515
Contractual obligations (1)		4,950,895
Total		$ 681,337,364
Liquidity risk | Maturity within one year
Committed maturities for liability payments
Bank debt	$ 741,228
Bonds payable	340,767,980
Lease obligations	7,100,579
Contractual obligations (1)	127,611,501
Total	476,221,288
Liquidity risk | More than 1 year up to 2 years
Committed maturities for liability payments
Bonds payable	15,765,142
Lease obligations	2,854,106
Contractual obligations (1)	39,242,308
Total	57,861,556
Liquidity risk | More than 2 years up to 3 years
Committed maturities for liability payments
Bank debt	4,081,333
Bonds payable	16,478,664
Lease obligations	5,615,704
Contractual obligations (1)	5,973,129
Total	32,148,830
Liquidity risk | More than 3 years up to 4 years
Committed maturities for liability payments
Bonds payable	10,915,215
Lease obligations	6,887,353
Contractual obligations (1)	5,339,005
Total	23,141,573
Liquidity risk | More than 5 years
Committed maturities for liability payments
Bonds payable	720,209,139
Lease obligations	535,465
Contractual obligations (1)	4,950,895
Total	$ 725,695,499